Investment (Income), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Other Income And Expenses [Abstract]
Interest (income)	$ (4,885)	$ (5,003)	$ (4,620)
Net loss (gain) on marketable securities	8,366	(11,704)	(8,174)
Other-than-temporary impairment on securities			420
Dividend (income)	(4,211)	(3,735)	(1,610)
Investment (income), net	$ (730)	$ (20,442)	$ (13,984)